The New Germany Fund, Inc.

Schedule of Investments	as of March 31, 2023 (Unaudited)

	Shares	Value ($)
Germany 92.0%
Common Stocks 86.4%
Aerospace & Defense 1.7%
Hensoldt AG	87,443	3,154,517

Automobile Components 1.5%
Hella GmbH & Co. KGaA	10,272	894,599
SAF-Holland SE	80,000	1,021,404
Vitesco Technologies Group AG*	10,926	791,282
		2,707,285
Automobiles 0.3%
Knaus Tabbert AG	13,458	627,347

Biotechnology 0.2%
MorphoSys AG*†	20,084	319,602

Building Products 0.2%
Steico SE	6,262	368,112

Capital Markets 0.3%
flatexDEGIRO AG*	53,679	463,704

Chemicals 7.6%
Evonik Industries AG	140,000	2,945,121
K+S AG (Registered)	215,214	4,582,321
LANXESS AG	75,267	3,093,931
Wacker Chemie AG	20,170	3,274,358
		13,895,731
Commercial Services & Supplies 1.7%
Bilfinger SE	73,694	3,130,968

Consumer Staples Distribution & Retail 2.0%
HelloFresh SE*	154,000	3,666,340

Diversified Telecommunication Services 2.4%
Telefonica Deutschland Holding AG†	783,989	2,416,791
United Internet AG (Registered)	114,419	1,973,080
		4,389,871
Electrical Equipment 0.6%
Siemens Energy AG*	49,313	1,084,530

Electronic Equipment, Instruments & Components 0.7%
Jenoptik AG	35,077	1,193,751

Entertainment 2.8%
CTS Eventim AG & Co. KGaA*	81,000	5,056,439

Financial Services 1.3%
Deutsche Pfandbriefbank AG 144A	180,000	1,560,792
GRENKE AG*	13,840	383,182
Hypoport SE*	2,786	384,463
		2,328,437
Food Products 0.8%
KWS Saat SE & Co. KGaA	21,000	1,394,216

Ground Transportation 0.8%
Sixt SE	10,833	1,443,141

Health Care Equipment & Supplies 2.4%
Carl Zeiss Meditec AG	28,797	4,005,225
STRATEC SE	4,916	334,392
		4,339,617
Health Care Providers & Services 2.1%
Fresenius Medical Care AG & Co. KGaA	90,000	3,823,745

Hotels, Restaurants & Leisure 2.1%
Delivery Hero SE 144A*	113,662	3,874,356
	Shares	Value ($)
Independent Power & Renewable Electricity Producers 0.8%
Encavis AG	83,282	1,427,999

Insurance 1.7%
Talanx AG	67,000	3,108,654

Interactive Media & Services 3.9%
New Work SE	1,980	359,725
Scout24 SE 144A	113,144	6,724,942
		7,084,667
IT Services 4.8%
Bechtle AG	75,000	3,584,965
CANCOM SE	25,754	881,505
GFT Technologies SE	26,916	1,047,040
Ionos SE*	180,000	2,898,614
Secunet Security Networks AG	765	169,159
		8,581,283
Life Sciences Tools & Services 4.0%
Evotec SE*	135,831	2,868,489
Gerresheimer AG	45,405	4,497,074
		7,365,563
Machinery 10.2%
Deutz AG	682,421	4,430,574
Duerr AG	21,465	770,620
GEA Group AG	85,221	3,884,618
JOST Werke AG 144A	15,614	825,404
KION Group AG	59,881	2,317,025
Knorr-Bremse AG	57,642	3,838,199
Krones AG	12,368	1,460,827
Pfeiffer Vacuum Technology AG	3,864	652,466
Stabilus SE	1,607	112,453
Vossloh AG	10,000	465,608
		18,757,794
Media 1.7%
ProSiebenSat.1 Media SE†	159,142	1,618,912
Stroeer SE & Co. KGaA	29,871	1,579,398
		3,198,310
Metals & Mining 3.7%
Aurubis AG	10,703	989,238
Salzgitter AG	17,922	708,855
thyssenkrupp AG	720,293	5,178,147
		6,876,240
Oil, Gas & Consumable Fuels 0.3%
VERBIO Vereinigte BioEnergie AG	13,499	633,952

Passenger Airlines 4.0%
Deutsche Lufthansa AG (Registered)*	664,089	7,403,607

Pharmaceuticals 0.6%
Dermapharm Holding SE	25,000	1,026,294

Professional Services 0.3%
Amadeus Fire AG	3,234	487,049

Real Estate Management & Development 2.0%
LEG Immobilien SE	61,000	3,345,946
PATRIZIA SE	34,224	357,003
		3,702,949
Semiconductors & Semiconductor Equipment 3.7%
AIXTRON SE	185,000	6,277,886
Siltronic AG	7,000	511,136
		6,789,022
Software 2.9%
Nemetschek SE	34,567	2,376,829
SUSE SA*	73,463	1,333,874
TeamViewer SE 144A*	97,908	1,665,486
		5,376,189
Specialty Retail 0.8%

About You Holding SE*	120,000	666,303
Fielmann AG	16,489	687,652
		1,353,955
	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.3%
Cherry SE*	94,182	573,094

Textiles, Apparel & Luxury Goods 4.5%
HUGO BOSS AG	89,779	6,450,262
Puma SE†	30,000	1,853,522
		8,303,784
Trading Companies & Distributors 2.5%
Brenntag SE	53,445	4,018,675
Kloeckner & Co. SE	50,307	541,443
		4,560,118
Transportation Infrastructure 0.5%
Fraport AG Frankfurt Airport Services Worldwide*	17,696	890,471

Wireless Telecommunication Services 1.7%
1&1 AG	26,047	286,423
Freenet AG	110,968	2,887,839
		3,174,262
Total Common Stocks (Cost $164,898,789)		157,936,965

Preferred Stocks 5.6%
Chemicals 2.4%
FUCHS PETROLUB SE	108,000	4,405,424

Machinery 3.2%
Jungheinrich AG	167,174	5,841,905
Total Preferred Stocks (Cost $8,358,461)		10,247,329

Total Germany (Cost $173,257,250)		168,184,294

Luxembourg 4.4%
Common Stocks
Automobile Components 0.9%
Novem Group SA	151,003	1,607,983

Commercial Services & Supplies 1.9%
Befesa SA 144A	76,438	3,465,160

Media 1.6%
RTL Group SA	58,574	2,892,097
Total Luxembourg (Cost $11,143,249)		7,965,240

Netherlands 0.5%
Common Stocks
Consumer Staples Distribution & Retail 0.5%
Shop Apotheke Europe NV 144A* (Cost $701,165)	11,189	1,014,218

Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.66% (Cost $2,920,318) (a) (b)	2,920,318	2,920,318

Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 4.78% (Cost $5,081,346) (b)	5,081,346	5,081,346

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $193,103,328)	101.3	185,165,416
Other Assets and Liabilities, Net	(1.3)	(2,336,010)
Net Assets	100.0	182,829,406

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:

Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.66% (a) (b)
–	2,920,318(c)	–	–	–	18,289	–	2,920,318	2,920,318
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 4.78% (b)
2,208,318	10,419,052	7,546,024	–	–	30,722	–	5,081,346	5,081,346
2,208,318	13,339,370	7,546,024	–	–	49,011	–	8,001,664	8,001,664

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2023 amounted to $2,371,318, which is 1.3% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$168,184,294	$—	$—	$168,184,294
Luxembourg	7,965,240	—	—	7,965,240
Netherlands	1,014,218	—	—	1,014,218
Short-Term Instruments (d)	8,001,664	—	—	8,001,664
Total	$185,165,416	$—	$—	$185,165,416

(d) See Schedule of Investments for additional detailed categorizations.

 OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

NGF-PH1

R-080548-2 (1/25)